Capitalization and Equity Structure (Common and Convertible Preferred Stock) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Number of shares issued	0	25,923,872
Number of shares outstanding	0	25,923,872
Liquidation preference per share		$ 1.07
Aggregate liquidation preference		$ 27,849
Series A [Member]
Class of Stock [Line Items]
Number of shares issued		7,324,424
Number of shares outstanding		7,324,424
Liquidation preference per share		$ 1.07
Aggregate liquidation preference		7,868
Series A-2 [Member]
Class of Stock [Line Items]
Number of shares issued		8,474,867
Number of shares outstanding		8,474,867
Liquidation preference per share		$ 1.07
Aggregate liquidation preference		9,104
Series B [Member]
Class of Stock [Line Items]
Number of shares issued		10,124,581
Number of shares outstanding		10,124,581
Liquidation preference per share		$ 1.07
Aggregate liquidation preference		$ 10,877